DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of sales	$ 33,963	$ 31,539	$ 20,276
Compensation	4,299	2,530	1,568
Property taxes, sales taxes and other	65	65	32
Total	$ 38,327	$ 34,134	$ 21,876